Derivative Instruments, Derivative Gains and Losses (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives	$ 43	$ (2)	$ 477	$ (152)	$ (28)
Revenues
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives	4	1	26	(11)	13
Cost of sales
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives	41	(1)	456	(112)	(47)
Other expense, net
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives	(2)	(2)	(5)	(5)	0
Net earnings (loss) from discontinued operations
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives			0	(24)	6
Commodity Futures Contracts
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives	43	0	479	(143)	(24)
Commodity OTC Swap Contracts
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives	0	(1)	(6)	(5)	(11)
Commodity Forward Contracts
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives	2	1	10	1	7
Commodity Option
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives			(1)	0	0
Foreign Currency Forward Contracts
Derivative Instruments, Gain (Loss)
Total Gain (Loss) on Mark-to-Market Derivatives	$ (2)	$ (2)	$ (5)	$ (5)	$ 0